Related Party Transactions and Direction and Coordination Activity - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Amount used to cover loan losses	€ 3,000,000
Amount written down	11,000,000
Total remuneration to key managers	14,000,000	€ 37,000,000	€ 36,100,000
Short-term remuneration	6,800,000	10,400,000	€ 13,100,000
Reversal of accruals		10,700,000
TIM S.p.A. [member]
Disclosure of joint ventures [line items]
Issued guarantees	1,000,000
Alfiere SPA [member]
Disclosure of joint ventures [line items]
Shareholder loan to joint venture		11,000,000
Key managers [member]
Disclosure of joint ventures [line items]
Contributions paid in to defined contribution plans	€ 119,000	€ 97,000